Property, Plant and Equipment, Net - Additional Information (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Property, Plant and Equipment [Line Items]
Depreciation expense	₨ 1,861,951	$ 28,597	₨ 1,036,029	₨ 679,698
Government Grant [Member]
Property, Plant and Equipment [Line Items]
Reduction to the carrying value of the rooftop projects due to the receipt of government grants	₨ 50,378	$ 774	₨ 0	₨ 16,900